Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Expenses
Summary of income tax expenses

	Year Ended December 31,
	2016	2017	2018	2018
	(RMB)	(RMB)	(RMB)	($)
Current	19,481,789	58,912,481	16,522,472	2,402,109
Deferred	1,755,197	—	—	—
Income tax expenses	21,236,986	58,912,481	16,522,472	2,402,109

Schedule of reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before income tax expenses

	Year Ended December 31,
	2016	2017	2018
Statutory rate	25.00%	25.00%	25.00%
Expenses not deductible	—%	—%	—%
Effective tax rate	25.00%	25.00%	25.00%